SCHEDULE OF CASH AND CASH EQUIVALENT (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 4,045,381	$ 2,700,724
GBP [Member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	471,974	2,400,817
USD [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 3,573,407	$ 299,907